Note 13 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Employees' Postretirement Benefits and Other Benefits, Additional Information
Contributions made by the Company in the six-month period to the defined contribution portion of the variable contribution plan	$ 200
Balances of the Financial Commitment Agreements	2,748
Financial Commitment Agreements, interest due in 2011	$ 67